Annual Total Returns - SelectPortfoliosEnergyPortfolioPRO - SelectPortfoliosEnergyPortfolioPRO - Select Energy Portfolio - Select Energy Portfolio	Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(20.53%)
Annual Return 2016	33.84%
Annual Return 2017	(2.64%)
Annual Return 2018	(24.92%)
Annual Return 2019	9.88%
Annual Return 2020	(32.51%)
Annual Return 2021	55.35%
Annual Return 2022	63.03%
Annual Return 2023	0.93%
Annual Return 2024	4.26%